DWS Managed Municipal Bond Fund Expense Example, No Redemption - Class ACIS [Member] - DWS Managed Municipal Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 355
Expense Example, No Redemption, 3 Years	527
Expense Example, No Redemption, 5 Years	712
Expense Example, No Redemption, 10 Years	1,249
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	504
Expense Example, No Redemption, 5 Years	872
Expense Example, No Redemption, 10 Years	1,693
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	332
Expense Example, No Redemption, 10 Years	747
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	200
Expense Example, No Redemption, 5 Years	354
Expense Example, No Redemption, 10 Years	$ 803